Note 12 - Voyage Expenses, Net and Vessel Operating Expenses - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Voyage expenses	$ (755,998)	$ 285,132	$ 1,117,022
Vessel operating expenses	13,565,092	11,603,414	10,776,338
Port Charges and Canal Dues [Member]
Voyage expenses	209,405	205,880	262,806
Bunkers [Member]
Voyage expenses	(965,403)	79,252	854,216
Crew Wages and Related Costs [Member]
Vessel operating expenses	8,046,730	6,744,095	6,778,958
Insurance [Member]
Vessel operating expenses	1,300,050	1,085,663	872,131
Repairs and Maintenance [Member]
Vessel operating expenses	397,551	352,890	375,338
Lubricants [Member]
Vessel operating expenses	866,772	696,297	724,837
Spares and Consumable Stores [Member]
Vessel operating expenses	2,055,920	2,040,039	1,368,325
Professional and Legal Fees [Member]
Vessel operating expenses	369,758	273,958	264,704
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 528,311	$ 410,472	$ 392,045